Non-Controlling Interest in Consolidated Subsidiaries	9 Months Ended
Sep. 30, 2019
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Non-Controlling Interest in Consolidated Subsidiaries
Note 17.
Non-Controlling
Interest in Consolidated Subsidiaries
An analysis of
non-controlling
interest in its consolidated subsidiaries for the nine-month period ended as of September 30, 2019 and the year ended December 31, 2018 is as follows:

	September 30, 2019		December 31, 2018
Mexico	Ps.	5,612	Ps.	5,700
Colombia		20		21
Brazil		1,027		1,085

	Ps.	6,659	Ps.	6,806